OPERATIONS	12 Months Ended
Dec. 31, 2022
OPERATIONS
OPERATIONS

1)  OPERATIONS

a)  Background information

Telefônica Brasil S.A. (the “Company” or “Telefônica Brasil”) is a publicly-held corporation whose main corporate purpose is operating telecommunications services; development of activities necessary or complementary to the execution of such services, in accordance with the concessions, authorizations and permissions granted; rendering value-added services; offering integrated solutions, management and provision of services related to: (i) data centers, including hosting and co-location; (ii) storage, processing and management of data, information, texts, images, videos, applications and information systems and similar; (iii) information technology; (iv) information and communication security; and (v) electronic security systems; licensing and sublicensing of software of any nature, among others.

The Company’s principal offices are located at 1376, Engenheiro Luis Carlos Berrini Avenue, in the city and state of São Paulo, Brazil. It is a member of the Telefónica Group (“Group”), based in Spain which operates in several countries across Europe and Latin America.

On December 31, 2022, Telefónica S.A. (“Telefónica”), the Group holding company, held a total direct and indirect interest in the Company of 74.20% (73.58% on December 31, 2021), Note 24.a.

The Company is registered with the Brazilian Securities Commission (“CVM”) and its shares are traded on the B3. It is also registered with the U.S. Securities and Exchange Commission (“SEC”) and its American Depositary Shares (“ADSs”), backed by its common shares, are traded on the New York Stock Exchange (“New York Stock Exchange”-“NYSE”).

b)  Operations

The Company renders services for: (i) Fixed Switched Telephone Service Concession Arrangement (“STFC”); (ii) Multimedia Communication Service (“SCM”, data communication, including broadband internet); (iii) Personal Mobile Service (“SMP”); and (iv) Conditioned Access Service (“SEAC” - Pay TV) and (v) Private Limited Service (“SLP”), throughout Brazil, through concessions and authorizations, in addition to other activities.

Service concessions and authorizations are granted by Brazil’s Telecommunications Regulatory Agency (“ANATEL”), the agency responsible for the regulation of the Brazilian telecommunications sector under the terms of Law No. 9472 of July 16, 1997 - General Telecommunications Law (“Lei Geral das Telecomunicações” - LGT).

In accordance with the STFC service concession agreement, every two years, over the life of the agreement’s 20-year term ending on December 31, 2025, the Company will pay a fee equivalent to 2% of its prior-year STFC revenue, net of applicable taxes and social contribution taxes (Note 23).

Before Law no. 13.879 / 2019 came into effect authorizations for the use of radio frequencies were commonly granted for 15 years and could be extended only once, for the same term. Following the normative changes in the aforementioned Law, successive extensions of authorization grants were allowed, though applicability to the current terms was only clarified by Decree no. 10.402 / 2020, which detailed the requirements related to the new successive extension regime and that the current authorizations are also covered by the new regime.

The Decree defined ANATEL’s parameters for evaluating the scope of extension requests, such as ensuring the efficient use of radio frequencies, competitive aspects, meeting the public interest and fulfilling obligations already assumed with ANATEL.

Currently, each two years, following the first extension, the Company must pay a charge equivalent to 2% of revenues earned through the SMP provision in the year prior, net of taxes and social contributions (Note 23), and for certain terms, in the 15th year, the Company will pay only the equivalent of 1% of its prior-year revenue. The calculation considers the net revenue from Basic and Alternative Service Plans. In July 2018, ANATEL published Resolution No. 695 with a new public spectrum price regulation. This Resolution established new criteria for the costs of license extensions. The formula includes the authorization time, regional revenue and the spectrum used by the provider. Part of the payment can be converted into investment commitments.

Further details of the Company’s licenses/authorizations are presented in Note 14.